UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: October 31

Date of reporting period: January 31, 2018

Item 1. Schedule of Investments.

Advisory Research All Cap Value Fund

SCHEDULE OF INVESTMENTS

As of January 31, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks – 99.6%
	Communications – 8.4%
14,069	Comcast Corp. - Class A	$598,355
20,248	Twenty-First Century Fox, Inc. - Class B	738,849
		1,337,204
	Consumer Discretionary – 17.9%
8,064	Adient PLC	522,547
7,515	Armstrong World Industries, Inc.*	471,190
5,971	Brink's Co.	497,981
5,070	Masonite International Corp.*	353,633
3,150	Ralph Lauren Corp.	360,077
3,613	Snap-on, Inc.	618,943
		2,824,371
	Consumer Staples – 8.8%
5,677	Casey's General Stores, Inc.	687,542
9,630	Core-Mark Holding Co., Inc.	212,727
10,966	Mondelez International, Inc. - Class A	486,890
		1,387,159
	Energy – 3.6%
3,162	Chevron Corp.	396,357
977	Pioneer Natural Resources Co.	178,703
		575,060
	Financials – 23.3%
5,671	American Express Co.	563,697
3,697	Berkshire Hathaway, Inc. - Class B*	792,563
8,035	Discover Financial Services	641,193
1,620	Enstar Group Ltd.*	336,312
12,662	FNF Group	493,565
5,540	JPMorgan Chase & Co.	640,812
4,620	Navigators Group, Inc.	224,532
		3,692,674
	Health Care – 11.2%
6,559	Analogic Corp.	543,741
7,456	Medtronic PLC	640,396
2,477	UnitedHealth Group, Inc.	586,504
		1,770,641
	Industrials – 12.8%
10,685	Allison Transmission Holdings, Inc.	472,704
6,477	Hexcel Corp.	442,703
5,922	TE Connectivity Ltd.	607,183
3,736	Union Pacific Corp.	498,756
		2,021,346

Advisory Research All Cap Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2018 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	Materials – 1.0%
6,312	Valvoline, Inc.	$155,591

	Technology – 12.6%
12,730	Avnet, Inc.	541,025
5,262	Black Knight, Inc.*	260,469
7,480	CDW Corp.	559,429
6,588	Microsoft Corp.	625,926
		1,986,849
	Total Common Stocks (Cost $10,500,793)	15,750,895

Principal Amount

	Short-Term Investments – 1.1%
$177,545	UMB Money Market Fiduciary, 0.01%[1]	177,545

	Total Short-Term Investments (Cost $177,545)	177,545

	Total Investments – 100.7% (Cost $10,678,338)	15,928,440
	Liabilities in Excess of Other Assets – (0.7)%	(113,328)

	Total Net Assets – 100.0%	$15,815,112

PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Advisory Research Emerging Markets Opportunities Fund

SCHEDULE OF INVESTMENTS

As of January 31, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks – 97.6%
	Brazil – 8.1%
30,800	Banco do Brasil S.A.	$383,598
112,482	Duratex S.A.	360,112
58,600	Iochpe Maxion S.A.	437,753
105,100	Kroton Educacional S.A.	536,056
101,424	MRV Engenharia e Participacoes S.A.	482,289
152,473	QGEP Participacoes S.A.	480,965
17,300	Vale S.A.	225,074
		2,905,847
	Canada – 1.5%
191,982	Gran Tierra Energy, Inc.*	530,682

	China – 21.9%
103,000	Anhui Conch Cement Co., Ltd. - Class H	565,141
149,000	China Merchants Bank Co., Ltd. - Class H	727,461
392,000	China National Materials Co., Ltd. - Class H	357,113
82,600	China Pacific Insurance Group Co., Ltd. - Class H	417,525
452,000	China Railway Signal & Communication Corp. Ltd. - Class H1	348,417
133,500	China Vanke Co., Ltd. - Class H	650,265
48,000	ENN Energy Holdings Ltd.	370,858
104,000	Fosun International Ltd.	244,842
721,000	Goodbaby International Holdings Ltd.	444,248
224,000	Guangzhou Automobile Group Co., Ltd. - Class H	504,874
817,000	Industrial & Commercial Bank of China Ltd. - Class H	769,584
596	NetEase, Inc. - ADR	190,815
66,000	Ping An Insurance Group Co. of China Ltd. - Class H	777,343
263,800	Red Star Macalline Group Corp. Ltd. - Class H1	347,341
478,960	Shandong Weigao Group Medical Polymer Co., Ltd. - Class H	354,773
12,300	Tencent Holdings Ltd.	726,771
		7,797,371
	Colombia – 1.4%
44,996	Bancolombia S.A.	515,600

	Hong Kong – 9.1%
25,468	China Cord Blood Corp.*	265,122
188,000	China Everbright Ltd.	462,544
148,000	Haier Electronics Group Co., Ltd.	505,236
656,000	Sinopec Kantons Holdings Ltd.	417,993
420,238	WH Group Ltd.[1]	519,583
378,798	Xinyi Glass Holdings Ltd.	573,923
109,010	Yue Yuen Industrial Holdings Ltd.	491,908
		3,236,309

Advisory Research Emerging Markets Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2018 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	India – 6.2%
60,737	GAIL India Ltd.	$456,556
23,029	Grasim Industries Ltd.	418,877
27,821	Infosys Ltd.	502,147
30,062	NIIT Technologies Ltd.	404,135
158,390	Redington India Ltd.	444,511
		2,226,226
	Indonesia – 2.1%
329,200	Bank Mandiri Persero Tbk P.T.	200,128
195,600	United Tractors Tbk P.T.	568,312
		768,440
	Malaysia – 1.2%
223,800	CIMB Group Holdings Bhd	415,762

	Mexico – 2.4%
172,900	Concentradora Fibra Danhos S.A. de C.V. - REIT	287,055
184,600	Credito Real S.A.B. de C.V. SOFOM ER	247,961
147,400	Grupo Comercial Chedraui S.A. de C.V.	328,192
		863,208
	Philippines – 1.9%
3,277,500	Metro Pacific Investments Corp.	412,722
134,831	Metropolitan Bank & Trust Co.	261,354
		674,076
	Russia – 1.9%
33,894	Sberbank of Russia PJSC - ADR	683,069

	South Africa – 7.9%
32,956	Barloworld Ltd.	469,540
58,346	Exxaro Resources Ltd.	704,853
46,996	Investec PLC	369,275
31,031	Massmart Holdings Ltd.	362,508
3,153	Naspers Ltd. - N Shares	897,956
		2,804,132
	South Korea – 14.2%
20,275	Hanwha Chemical Corp.*	668,057
5,902	Innocean Worldwide, Inc.	388,444
8,090	KB Financial Group, Inc.*	508,764
42,684	Kwangju Bank Co., Ltd.*	509,642
4,539	LG Corp.*	378,557
959	POSCO	342,062
467	Samsung Electronics Co., Ltd.	1,091,532
3,132	Samsung SDI Co., Ltd.	577,339
3,597	SK Hynix, Inc.	246,915

Advisory Research Emerging Markets Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2018 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	South Korea (Continued)
10,378	TES Co., Ltd.	$340,387
		5,051,699
	Taiwan – 11.8%
106,000	Hon Hai Precision Industry Co., Ltd.	334,176
310,108	King's Town Bank Co., Ltd.	444,307
37,000	MediaTek, Inc.	378,591
152,000	Pegatron Corp.	411,239
114,000	Taiwan Semiconductor Manufacturing Co., Ltd.	996,281
123,000	Tripod Technology Corp.	396,450
114,000	WPG Holdings Ltd.	155,409
231,398	WT Microelectronics Co., Ltd.	372,833
1,498,000	Yuanta Financial Holding Co., Ltd.	718,509
		4,207,795
	Thailand – 4.0%
435,441	Bangchak Corp. PCL	579,924
271,900	PTT Global Chemical PCL	834,935
		1,414,859
	Turkey – 1.2%
—	Turkiye Sinai Kalkinma Bankasi A.S.	0
318,046	Turkiye Sise ve Cam Fabrikalari A.S.	422,165
		422,165
	United Arab Emirates – 0.8%
166,843	Emaar Properties PJSC	298,587

	Total Common Stocks (Cost $27,610,911)	34,815,827

Principal Amount

	Short-Term Investments – 2.7%
$957,993	UMB Money Market Fiduciary, 0.01%[2]	957,993

	Total Short-Term Investments (Cost $957,993)	957,993

	Total Investments – 100.3% (Cost $28,568,904)	35,773,820
	Liabilities in Excess of Other Assets – (0.3)%	(115,074)

	Total Net Assets – 100.0%	$35,658,746

Advisory Research Emerging Markets Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2018 (Unaudited)

ADR – American Depositary Receipt

PCL – Public Company Limited

PJSC – Public Joint Stock Company

PLC – Public Limited Company

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $1,215,341 which represents 3.4% of Net Assets.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Advisory Research Global Dividend Fund

SCHEDULE OF INVESTMENTS

As of January 31, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks – 97.3%
	Brazil – 3.3%
53,885	Ambev S.A. - ADR	$370,190

	Canada – 0.5%
144	Bank of Montreal	11,863
171	Bank of Nova Scotia	11,361
306	Saputo, Inc.	10,531
236	Thomson Reuters Corp.	10,221
194	Toronto-Dominion Bank	11,801
		55,777
	France – 7.6%
9,088	AXA S.A.	298,897
3,199	BNP Paribas S.A.	264,232
90	Capgemini S.E.	11,947
2,423	Danone S.A.	208,551
35	LVMH Moet Hennessy Louis Vuitton S.E.	10,964
73	Pernod Ricard S.A.	11,629
104	Safran S.A.	11,751
100	Sanofi	8,826
125	Schneider Electric S.E.*	11,713
87	Sodexo S.A.	11,152
		849,662
	Germany – 8.4%
1,264	Allianz S.E.	319,717
99	BASF S.E.	11,611
83	Bayer A.G.	10,877
2,434	Henkel A.G. & Co. KGaA	304,692
95	SAP S.E.	10,749
1,863	Siemens A.G.	282,827
		940,473
	Hong Kong – 1.0%
11,080	China Mobile Ltd.	116,676

	Ireland – 4.3%
1,923	Accenture PLC - Class A	309,026
1,894	Medtronic PLC	162,675
362	Smurfit Kappa Group PLC	12,706
		484,407

Advisory Research Global Dividend Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2018 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	Japan – 1.9%
4,400	Suntory Beverage & Food Ltd.	$211,036

	Mexico – 2.9%
130,549	Wal-Mart de Mexico S.A.B. de C.V.	327,148

	Norway – 0.1%
521	Telenor A.S.A.	12,181

	Spain – 1.9%
9,839	Red Electrica Corp. S.A.	207,540

	Sweden – 0.2%
372	Essity A.B. - Class B*	11,143
457	Swedbank A.B.	11,688
		22,831
	Switzerland – 8.8%
118	Givaudan S.A.	284,041
3,866	Novartis A.G.	348,915
1,447	Roche Holding A.G.	357,497
		990,453
	Taiwan – 5.3%
44,000	Chunghwa Telecom Co., Ltd.	163,637
49,000	Taiwan Semiconductor Manufacturing Co., Ltd.	428,226
		591,863
	United Kingdom – 6.2%
1,631	Aviva PLC	11,899
3,053	British American Tobacco PLC	208,663
6,732	Bunzl PLC	196,928
269	Imperial Brands PLC	11,070
533	Smiths Group PLC	12,105
610	SSE PLC	11,312
4,388	Unilever PLC	248,345
		700,322
	United States – 44.9%
1,447	AbbVie, Inc.	162,382
172	Altria Group, Inc.	12,098
361	Axalta Coating Systems Ltd.*	11,371
141	Balchem Corp.	11,139
246	Bemis Co., Inc.	11,498
194	Brown-Forman Corp. - Class B	13,444
111	Casey's General Stores, Inc.	13,443

Advisory Research Global Dividend Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2018 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	United States (Continued)
5,920	Cisco Systems, Inc.	$245,917
4,085	CVS Health Corp.	321,449
188	Discover Financial Services	15,002
122	Eastman Chemical Co.	12,100
1,458	Eaton Corp. PLC	122,428
874	General Dynamics Corp.	194,448
226	H.B. Fuller Co.	11,718
3,292	Honeywell International, Inc.	525,634
803	Huntington Bancshares, Inc.	12,993
75	International Flavors & Fragrances, Inc.	11,273
4,066	Johnson & Johnson	561,881
5,718	JPMorgan Chase & Co.	661,401
234	Leggett & Platt, Inc.	10,883
2,485	Microsoft Corp.	236,100
299	Patterson Cos., Inc.	10,731
1,258	Raytheon Co.	262,847
2,846	Sonoco Products Co.	154,566
199	Sysco Corp.	12,511
2,432	Target Corp.	182,935
158	TJX Cos., Inc.	12,691
1,317	Travelers Cos., Inc.	197,445
1,053	UnitedHealth Group, Inc.	249,329
9,135	Verizon Communications, Inc.	493,929
4,283	Wells Fargo & Co.	281,736
		5,037,322
	Total Common Stocks (Cost $9,441,019)	10,917,881

Principal Amount

	Short-Term Investments – 2.9%
$326,431	UMB Money Market Fiduciary, 0.01%[1]	326,431

	Total Short-Term Investments (Cost $326,431)	326,431

	Total Investments – 100.2% (Cost $9,767,450)	11,244,312
	Liabilities in Excess of Other Assets – (0.2)%	(23,261)

	Total Net Assets – 100.0%	$11,221,051

Advisory Research Global Dividend Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2018 (Unaudited)

ADR – American Depositary Receipt

PLC – Public Limited Company

* Non-income producing security.

1 The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Advisory Research International Small Cap Value Fund

SCHEDULE OF INVESTMENTS

As of January 31, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks – 96.3%
	Australia – 3.5%
200,735	Beach Energy Ltd.	$210,084
80,638	Orora Ltd.	211,108
56,188	Tassal Group Ltd.	177,597
		598,789
	Austria – 1.4%
6,873	BUWOG A.G.	246,622

	Canada – 1.9%
8,440	Norbord, Inc.	322,367

	Denmark – 1.5%
6,460	ISS A/S	252,048

	Finland – 3.8%
17,330	Kemira OYJ	245,348
23,287	Metsa Board OYJ	211,882
38,966	Technopolis OYJ	196,185
		653,415
	France – 1.0%
3,951	Alstom S.A.	173,319

	Germany – 8.9%
4,281	Aareal Bank A.G.	216,426
5,082	Deutsche EuroShop A.G.	199,693
1,070	MTU Aero Engines A.G.	191,828
1,356	Rheinmetall A.G.	191,953
6,303	RIB Software S.E.	213,333
10,792	SAF-Holland S.A.	253,252
5,945	Talanx A.G.	263,226
		1,529,711
	Hong Kong – 1.2%
142,890	Xinyi Glass Holdings Ltd.	216,495

	Ireland – 2.1%
10,408	Smurfit Kappa Group PLC	365,197

	Italy – 2.9%
6,497	Buzzi Unicem S.p.A.	190,770
97,317	Iren S.p.A.	314,909
		505,679
	Japan – 32.7%
13,750	Arcs Co., Ltd.	319,406
31,788	Daihen Corp.	303,668

Advisory Research International Small Cap Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2018 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	Japan (Continued)
8,300	Daiseki Co., Ltd.	$249,126
7,200	Denka Co., Ltd.	287,773
2,440	DTS Corp.	89,277
12,340	Fuji Machine Manufacturing Co., Ltd.	261,103
30,200	Hazama Ando Corp.	248,480
7,594	HIS Co., Ltd.	275,097
3,651	Hogy Medical Co., Ltd.	276,902
2,700	Horiba Ltd.	174,169
16,100	Kinden Corp.	269,456
16,600	Koa Corp.	403,900
11,000	Nichias Corp.	149,886
20,600	Penta-Ocean Construction Co., Ltd.	159,158
28,400	Shinmaywa Industries Ltd.	273,230
12,788	Ship Healthcare Holdings, Inc.	416,321
67,985	SKY Perfect JSAT Holdings, Inc.	322,060
22,429	Sumitomo Forestry Co., Ltd.	386,389
11,600	Sun Frontier Fudousan Co., Ltd.	146,631
10,700	Toho Holdings Co., Ltd.	248,538
8,737	Transcosmos, Inc.	232,373
2,010	Ulvac, Inc.	134,736
		5,627,679
	Luxembourg – 3.2%
4,660	APERAM S.A.	277,150
5,525	Befesa S.A.*1	274,398
		551,548
	Netherlands – 1.3%
2,110	Koninklijke DSM N.V.	218,170

	Norway – 4.2%
6,639	Aker A.S.A.	380,438
43,609	Austevoll Seafood A.S.A.	342,607
		723,045
	Singapore – 1.7%
209,800	Yanlord Land Group Ltd.	295,876

	Spain – 1.6%
11,595	Ebro Foods S.A.	285,628

	Sweden – 7.5%
5,050	Boliden A.B.	183,330
77,685	Cloetta A.B. - B Shares	320,798
19,252	Dometic Group A.B.[1]	208,355
18,455	Granges A.B.	194,202

Advisory Research International Small Cap Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2018 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	Sweden (Continued)
3,746	Industrivarden A.B. - C Shares	$99,795
6,222	Inwido A.B.	64,511
30,477	Kungsleden A.B.	215,895
		1,286,886
	Switzerland – 3.2%
4,489	Aryzta A.G.	120,848
11,519	OC Oerlikon Corp. A.G.	205,514
2,538	Pargesa Holding S.A.	231,358
		557,720
	United Kingdom – 12.7%
48,480	Arrow Global Group PLC	281,532
24,091	Beazley PLC	181,977
82,895	Cambian Group PLC	228,335
11,920	Close Brothers Group PLC	266,519
28,470	Fenner PLC	191,686
14,710	Keller Group PLC	208,442
111,272	Lookers PLC	144,876
20,740	Redrow PLC	176,392
38,767	Safestore Holdings PLC - REIT	274,787
59,993	Virgin Money Holdings UK PLC	237,911
		2,192,457
	Total Common Stocks (Cost $12,872,255)	16,602,651

Principal Amount

	Short-Term Investments – 3.5%
$597,403	UMB Money Market Fiduciary, 0.01%[2]	597,403

	Total Short-Term Investments (Cost $597,403)	597,403

	Total Investments – 99.8% (Cost $13,469,658)	17,200,054
	Other Assets in Excess of Liabilities – 0.2%	27,207

	Total Net Assets – 100.0%	$17,227,261

Advisory Research International Small Cap Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2018 (Unaudited)

PLC – Public Limited Company

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $482,753 which represents 2.80% of Net Assets.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Advisory Research Small Company Opportunities Fund

SCHEDULE OF INVESTMENTS

As of January 31, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks – 90.5%
	Consumer Discretionary – 18.7%
4,937	Acushnet Holdings Corp.	$105,899
3,340	Adient PLC	216,432
3,763	Armstrong World Industries, Inc.*	235,940
5,710	Bojangles', Inc.*	69,947
1,233	Brink's Co.	102,832
623	Emerald Expositions Events, Inc.	13,444
2,600	Jack in the Box, Inc.	236,574
4,105	Masonite International Corp.*	286,324
		1,267,392
	Consumer Staples – 9.4%
2,535	Casey's General Stores, Inc.	307,014
5,183	Core-Mark Holding Co., Inc.	114,493
10,930	Flowers Foods, Inc.	214,337
		635,844
	Energy – 3.4%
2,130	Energen Corp.*	111,250
2,925	RSP Permian, Inc.*	116,064
		227,314
	Financials – 37.0%
7,172	Alexander & Baldwin, Inc. - REIT	190,201
8,105	Banc of California, Inc.	159,669
4,820	BankUnited, Inc.	197,813
6,135	Cannae Holdings, Inc.*	106,810
980	Enstar Group Ltd.*	203,448
9,400	Equity Commonwealth - REIT*	281,154
9,667	FNB Corp.	138,722
5,745	Horizon Bancorp	174,935
1,925	Howard Hughes Corp.*	242,473
2,353	Investors Bancorp, Inc.	32,213
3,075	LegacyTexas Financial Group, Inc.	135,423
5,254	Navigators Group, Inc.	255,344
1,144	South State Corp.	101,358
2,825	STORE Capital Corp. - REIT	69,241
1,905	Texas Capital Bancshares, Inc.*	180,594
770	United Fire Group, Inc.	33,410
		2,502,808
	Health Care – 4.0%
3,272	Analogic Corp.	271,249

	Industrials – 10.5%
6,279	Allison Transmission Holdings, Inc.	277,783
1,918	EnPro Industries, Inc.	168,765

Advisory Research Small Company Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2018 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	Industrials (Continued)
915	Esterline Technologies Corp.*	$67,298
7,506	TriMas Corp.*	199,660
		713,506
	Materials – 2.4%
1,995	Lydall, Inc.*	95,361
2,820	Valvoline, Inc.	69,513
		164,874
	Technology – 5.1%
5,800	Avnet, Inc.	246,500
990	Tech Data Corp.*	99,267
		345,767
	Total Common Stocks (Cost $5,366,234)	6,128,754

Principal Amount

	Short-Term Investments – 9.9%
$668,657	UMB Money Market Fiduciary, 0.01%[1]	668,657

	Total Short-Term Investments (Cost $668,657)	668,657

	Total Investments – 100.4% (Cost $6,034,891)	6,797,411
	Liabilities in Excess of Other Assets – (0.4)%	(29,274)

	Total Net Assets – 100.0%	$6,768,137

PLC – Public Limited Company

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Advisory Research Strategic Income Fund

SCHEDULE OF INVESTMENTS

As of January 31, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks – 2.8%
	Communications – 0.4%
890	BCE, Inc.	$41,607

	Consumer Staples – 0.8%
600	Altria Group, Inc.	42,204
540	Kraft Heinz Co.	42,331
		84,535
	Financials – 1.2%
1,350	Blackstone Group LP	49,342
1,030	Oaktree Capital Group LLC	47,277
680	Ventas, Inc. - REIT	38,060
		134,679
	Health Care – 0.4%
300	Johnson & Johnson	41,457

	Total Common Stocks (Cost $241,281)	302,278

Principal Amount

	Corporate Bonds – 42.8%
	Communications – 1.1%
$100,000	Pacific Bell Telephone Co. 7.125%, 3/15/2026	120,657

	Consumer Discretionary – 5.8%
125,000	Kohl's Corp. 4.750%, 12/15/2023[1]	133,276
150,000	L Brands, Inc. 5.625%, 10/15/2023	159,750
310,000	Stanley Black & Decker, Inc. 5.750%, 12/15/2053[1,2]	319,300
		612,326
	Consumer Staples – 1.4%
150,000	Kroger Co. 3.700%, 8/1/2027[1]	148,089

	Financials – 16.0%
100,000	Apollo Investment Corp. 5.250%, 3/3/2025	101,047
240,000	Charles Schwab Corp. 7.000%, N/A1,2,3	270,000
175,000	Goldman Sachs Group, Inc. 5.700%, N/A1,2,3	178,696
300,000	JPMorgan Chase & Co. 6.750%, N/A1,2,3	335,250

Advisory Research Strategic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2018 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	Financials (Continued)
$325,000	M&T Bank Corp. 6.450%, N/A1,2,3	$366,844
100,000	MetLife, Inc. 6.400%, 12/15/2066[1]	115,015
150,000	Voya Financial, Inc. 5.650%, 5/15/2053[1,2]	159,375
145,000	Weyerhaeuser Co. 7.950%, 3/15/2025	177,486
		1,703,713
	Industrials – 7.3%
235,000	Actuant Corp. 5.625%, 6/15/2022[1]	239,994
150,000	General Electric Co. 5.000%, N/A1,2,3	151,875
125,000	Hexcel Corp. 4.700%, 8/15/2025[1]	131,444
150,000	Oshkosh Corp. 5.375%, 3/1/2022[1]	154,285
100,000	Trinity Industries, Inc. 4.550%, 10/1/2024[1]	100,170
		777,768
	Technology – 5.9%
175,000	Avnet, Inc. 4.625%, 4/15/2026[1]	178,089
	CDW LLC / CDW Finance Corp.
160,000	5.000%, 9/1/2023[1]	164,400
150,000	5.000%, 9/1/2025[1]	152,437
125,000	Tech Data Corp. 4.950%, 2/15/2027[1]	130,398
		625,324
	Utilities – 5.3%
150,000	Dominion Energy, Inc. 5.750%, 10/1/2054[1,2]	162,375
180,000	Southern California Edison Co. 6.250%, N/A1,2,3	193,275
200,000	Southern Co. 5.500%, 3/15/2057[1,2]	210,059
		565,709
	Total Corporate Bonds (Cost $4,428,385)	4,553,586

Advisory Research Strategic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2018 (Unaudited)

Number of Shares		Value

	Exchange-Traded Funds – 0.5%
570	Vanguard Intermediate-Term Corporate Bond ETF	$49,237

	Total Exchange-Traded Funds (Cost $49,951)	49,237

	Preferred Stocks – 31.4%
	Communications – 1.0%
4,000	Verizon Communications, Inc. 5.900%, 2/15/2019[1]	103,400

	Consumer Discretionary – 1.2%
5,000	eBay, Inc. 6.000%, 3/1/2021[1]	129,550

	Consumer Staples – 1.7%
	CHS, Inc.
2,585	7.100%, N/A1,2,3	69,899
4,000	7.500%, N/A1,3	109,840
		179,739
	Financials – 26.5%
5,000	Allstate Corp. 6.750%, N/A1,3	128,700
6,000	American Financial Group, Inc. 6.250%, 9/30/2019[1]	158,340
5,500	Bank of America Corp. 6.625%, N/A1,3	144,705
2,000	BB&T Corp. 5.850%, N/A1,3	50,580
6,000	Capital One Financial Corp. 6.700%, N/A1,3	159,000
8,000	Charles Schwab Corp. 6.000%, N/A1,3	209,840
	Citigroup, Inc.
4,500	6.875%, N/A1,3	118,935
2,600	6.875%, N/A1,2,3	73,320
2,535	Fifth Third Bancorp 6.625%, N/A1,2,3	71,690
5,000	First Republic Bank 7.000%, N/A1,3	132,750
2,762	GMAC Capital Trust I 7.201% (LIBOR 3 Month + 579 basis points), 2/15/40[1,4]	71,867
7,000	Goldman Sachs Group, Inc. 6.300%, N/A1,3	185,080
2,746	Hartford Financial Services Group, Inc. 7.875%, 4/15/2022[1,2]	79,744

Advisory Research Strategic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2018 (Unaudited)

Number of Shares		Value

	PREFERRED STOCKS (Continued)
	Financials (Continued)
3,000	JPMorgan Chase & Co. 6.700%, N/A1,3	$78,180
1,156	KeyCorp 6.125%, N/A1,2,3	32,663
	Morgan Stanley
7,000	6.625%, N/A1,3	182,210
2,237	7.125%, N/A1,2,3	63,642
2,576	PNC Financial Services Group, Inc. 6.125%, N/A1,2,3	71,278
8,500	Public Storage 6.375%, N/A1,3	220,575
6,500	State Street Corp. 6.000%, N/A1,3	167,765
5,000	Triangle Capital Corp. 6.375%, 3/15/2018[1]	126,000
1,232	U.S. Bancorp 6.500%, N/A1,2,3	34,151
7,500	Wells Fargo & Co. 8.000%, N/A1,3	193,275
2,454	Zions Bancorporation 6.950%, 9/15/2023[1,2]	69,939
		2,824,229
	Utilities – 1.0%
4,000	Southern Co. 6.250%, 10/15/2020[1]	104,080

	Total Preferred Stocks (Cost $3,362,808)	3,340,998

Principal Amount

	U.S. Treasury Securities – 18.0%
	United States Treasury Bond
$225,000	4.3750%, 5/15/41	281,443
	United States Treasury Note
250,000	1.375%, 9/30/2023	234,092
265,000	2.125%, 7/31/2024	256,791
200,000	1.625%, 5/15/2026	183,898
500,000	2.250%, 8/15/2027	480,176
375,000	5.375%, 2/15/2031	483,091

	Total U.S. Treasury Securities (Cost $1,966,932)	1,919,491

Advisory Research Strategic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2018 (Unaudited)

Principal Amount		Value

	Short-Term Investments – 4.1%
$241,286	UMB Money Market Fiduciary, 0.01%[5]	$241,286
198,682	United States Treasury Bill, 0.00%, 8/16/18	198,216

	Total Short-Term Investments (Cost $439,969)	439,502

	Total Investments – 99.6% (Cost $10,489,326)	10,605,092
	Other Assets in Excess of Liabilities – 0.4%	37,719

	Total Net Assets – 100.0%	$10,642,811

LP – Limited Partnership

REIT – Real Estate Investment Trust

[1]	Callable.
[2]	Variable rate security.
[3]	Perpetual security. Maturity date is not applicable.
[4]	Floating rate security.
[5]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Advisory Research Funds

NOTES TO SCHEDULES OF INVESTMENTS

January 31, 2018 (Unaudited)

Note 1 – Organization

Advisory Research All Cap Value Fund (the “All Cap Value Fund”), Advisory Research Emerging Markets Opportunities Fund (the “Emerging Markets Opportunities Fund”), Advisory Research Global Dividend Fund (the “Global Dividend Fund”), Advisory Research International Small Cap Value Fund (the “International Small Cap Value Fund”), Advisory Research Small Company Opportunities Fund (the “Small Company Opportunities Fund”) and Advisory Research Strategic Income Fund (the “Strategic Income Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Each of the Funds are diversified funds. The All Cap Value Fund, Emerging Markets Opportunities Fund, Global Dividend Fund, International Small Cap Value Fund and Small Company Opportunities Fund’s primary investment objective is to provide long-term capital appreciation. The Strategic Income Fund’s primary investment objective is to seek high current income and long term capital appreciation. The All Cap Value Fund commenced investment operations on November 16, 2009, the Emerging Markets Opportunities Fund commenced investment operations on November 1, 2013, the Global Dividend Fund commenced investment operations on July 30, 2010, the International Small Cap Value Fund commenced investment operations on March 31, 2010, the Small Company Opportunities Fund commenced investment operations on November 1, 2013 and the Strategic Income Fund commenced investment operations on December 31, 2012. Each of the Funds is authorized to issue a single class of shares except for the International Small Cap Value Fund. The International Small Cap Value Fund is authorized to issue two classes of shares: Investor Class shares and Class I shares. Class I shares of the International Small Cap Value Fund commenced operations on December 31, 2013. Prior to March 1, 2018, Advisory Research Global Dividend Fund was known as Advisory Research Global Value Fund.

The shares of each class represent an interest in the same portfolio of investments of the International Small Cap Value Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Advisory Research Funds

NOTES TO SCHEDULES OF INVESTMENTS – Continued

January 31, 2018 (Unaudited)

(b) Preferred Stocks

Preferred stocks are a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment in the event a company is liquidated, although preferred stock is usually subordinate to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline.

(c) Foreign Currency Translation

The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Note 3 – Federal Income Taxes

At January 31, 2018, gross unrealized appreciation and depreciation of investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	All Cap Value Fund	Emerging Markets Opportunities Fund	Global Dividend Fund
Cost of investments	$10,732,617	$28,646,960	$9,777,443

Gross unrealized appreciation	$5,297,032	$7,521,322	$1,524,362
Gross unrealized depreciation	(101,209)	(394,462)	(57,493)
Net unrealized appreciation	$5,195,823	$7,126,860	$1,466,869

Advisory Research Funds

NOTES TO SCHEDULES OF INVESTMENTS – Continued

January 31, 2018 (Unaudited)

	International Small Cap Value Fund	Small Company Opportunities Fund	Strategic Income Fund
Cost of investments	$13,548,551	$6,039,787	$10,492,517

Gross unrealized appreciation	$3,832,892	$947,133	$277,778
Gross unrealized depreciation	(181,389)	(189,509)	(165,203)
Net unrealized appreciation	$3,651,503	$757,624	$112,575

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Advisory Research Funds

NOTES TO SCHEDULES OF INVESTMENTS – Continued

January 31, 2018 (Unaudited)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of January 31, 2018, in valuing the Funds’ assets carried at fair value:

All Cap Value Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$15,750,895	$-	$-	$15,750,895
Short-Term Investments	177,545	-	-	177,545
Total Investments	$15,928,440	$-	$-	$15,928,440

[1]	For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 or Level 3 securities at period end.

Transfers between Levels 1, 2, or 3 are recognized at the end of the reporting period. There were no transfers between levels at period end.

Emerging Markets Opportunities Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Communications	$-	$1,286,400	$-	$1,286,400
Consumer Discretionary	2,392,254	1,010,110	-	3,402,364
Consumer Staples	690,700	519,583	-	1,210,283
Energy	1,716,500	997,917	-	2,714,417
Financials	2,291,197	7,949,319	-	10,240,516
Health Care	265,122	354,773	-	619,895
Industrials	817,957	378,557	-	1,196,514
Materials	1,153,498	4,182,273	-	5,335,771
Technology	635,326	6,934,205	-	7,569,531
Utilities	412,722	827,414	-	1,240,136
Total Common Stocks	10,375,276	24,440,551	-	34,815,827
Short-Term Investments	957,993	-	-	957,993
Total Investments	$11,333,269	$24,440,551	$-	$35,773,820

Advisory Research Funds

NOTES TO SCHEDULES OF INVESTMENTS – Continued

January 31, 2018 (Unaudited)

Global Dividend Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Communications	$493,929	$292,494	$-	$786,423
Consumer Discretionary	23,574	219,044	-	242,618
Consumer Staples	1,275,378	1,203,500	-	2,478,878
Financials	1,203,602	906,433	-	2,110,035
Health Care	1,146,998	726,115	-	1,873,113
Industrials	1,105,357	318,396	-	1,423,753
Materials	236,371	295,652	-	532,023
Technology	801,264	450,922	-	1,252,186
Utilities	-	218,852	-	218,852
Total Common Stocks	6,286,473	4,631,408	-	10,917,881
Short-Term Investments	326,431	-	-	326,431
Total Investments	$6,612,904	$4,631,408	$-	$11,244,312

International Small Cap Value Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Communications	$-	$322,060	$-	$322,060
Consumer Discretionary	385,779	1,074,084	-	1,459,863
Consumer Staples	285,628	1,281,256	-	1,566,884
Energy	-	210,084	-	210,084
Financials	724,339	2,863,901	-	3,588,240
Health Care	228,335	941,761	-	1,170,096
Industrials	927,778	2,801,734	-	3,729,512
Materials	687,564	2,622,617	-	3,310,181
Technology	-	930,822	-	930,822
Utilities	-	314,909	-	314,909
Total Common Stocks	3,239,423	13,363,228	-	16,602,651
Short-Term Investments	597,403	-	-	597,403
Total Investments	$3,836,826	$13,363,228	$-	$17,200,054

*	The Funds did not hold any Level 3 securities at period end.

Transfers between Levels 1, 2, or 3 are recognized at the end of the reporting period. The following is a reconciliation of transfers between Levels for the Emerging Markets Opportunities Fund, Global Dividend Fund, and International Small Cap Value Fund from October 31, 2017 to January 31, 2018, represented by recognizing the January 31, 2018 market value of securities:

Advisory Research Funds

NOTES TO SCHEDULES OF INVESTMENTS – Continued

January 31, 2018 (Unaudited)

	Emerging Markets Opportunities Fund	Global Dividend Fund	International Small Cap Value Fund
Transfers into Level 1	$2,910,977	$327,148	$908,221
Transfers out of Level 1	-	-	(578,135)
Net transfers in (out) of level 1	$2,910,997	$327,148	$330,086
Transfers into Level 2	$-	$-	$578,135
Transfers out of Level 2	(2,910,977)	(327,148)	(908,221)
Net transfers in (out) of level 2	$(2,910,977)	$(327,148)	$(330,086)

Small Company Opportunities Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$6,128,754	$-	$-	$6,128,754
Short-Term Investments	668,657	-	-	668,657
Total Investments	$6,797,411	$-	$-	$6,797,411

[1]	For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 or Level 3 securities at period end.

Transfers between Levels 1, 2, or 3 are recognized at the end of the reporting period. There were no transfers between levels at period end.

Strategic Income Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks[1]	$302,278	$-	$-	$302,278
Corporate Bonds[1]	-	4,553,586	-	4,553,586
Exchange-Traded Funds	49,237	-	-	49,237
Preferred Stocks[1]	3,340,998	-	-	3,340,998
U.S. Treasury Securities	-	1,919,491	-	1,919,491
Short-Term Investments	241,286	198,216	-	439,502
Total Investments	$3,933,799	$6,671,293	$-	$10,605,092

[1]	For a detailed break-out of common stocks, corporate bonds and preferred stocks by major industry classification, please refer to the Schedule of Investments.

*	The Fund did not hold any Level 3 securities at period end.

Transfers between Levels 1, 2 or 3 are recognized at the end of the reporting period. There were no transfers between levels at period end.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	04/02/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	04/02/18

By:*	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	04/02/18

*	Print the name and title of each signing officer under his or her signature.